SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Subsequent Events
SUBSEQUENT EVENTS

28 SUBSEQUENT EVENTS

In accordance with IAS 10 “Events after the Reporting Period”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after the balance sheet date, up through the date the Company issued the financial statements.

●	On 3 November 2024, the maturity date of convertible loan notes with principal of $1,000,000 was extended to 3 January 2025.
●	On 30 November 2024, the maturity date of loan from the immediate holding company to DSL was extended to 31 January 2025. This loan was modified to increase the principal amount from $3 million to $3.5 million on January 6, 2024 with up to $3.5 million being converted into ordinary shares of Diginex Limited upon pricing of the IPO.
●	On 20 December 2024, the Company declared the registration Form F1 effective. This resulted in outstanding preferred shares converting into 2,583,820 ordinary shares on a 1:1 basis. All the outstanding convertible loan notes with an aggregate face value of $4,350,000 and accrued interest of $751,781, totaling $5,101,781, also converted into ordinary shares at a conversion price of $2.17 resulting in the issuance of 2,374,134 ordinary shares.

●	Upon a successful IPO, the Company has approved to issue Rhino Ventures Limited the warrants identified below in recognition of the support Rhino Ventures Limited has provided to the Company. The warrants will be structured as detailed below:

1.	1 warrant issued per each share issued as part of this IPO. Exercisable at a price equivalent to 25% premium to the initial public offering price per share. Warrants can be exercised within 6 months from date of listing
2.	1 warrant issued per each share issued as part of this IPO. Exercisable at a price equivalent to 50% premium to the initial public offering price per share. Warrants can be exercised within 9 months from date of listing
3.	1 warrant issued per each share issued as part of this IPO. Exercisable at a price equivalent to 75% premium to the initial public offering price per share. Warrants can be exercised within 12 months from date of listing
4.	1 warrant issued per each share issued as part of this IPO. Exercisable at a price equivalent to 100% premium to the initial public offering price per share. Warrants can be exercised within 15 months from date of listing
5.	1 warrant issued per each share issued as part of this IPO. Exercisable at a price equivalent to 150% premium to the initial public offering price per share. Warrants can be exercised within 18 months from date of listing
6.	1 warrant issued per each share issued as part of this IPO. Exercisable at a price equivalent to 200% premium to the initial public offering price per share. Warrants can be exercised within 24 months from date of listing

27 SUBSEQUENT EVENTS

In accordance with IAS 10 “Events after the Reporting Period”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after the balance sheet date, up through the date the Company issued the financial statements.

●	In April 2024, the Company issued 44 shares to an employee via the exercising of vesting employee share options.
●

In May 2024, the Group completed an $8.0 million capital raise with its immediate holding company, Rhino Ventures, which was settled by advances of cash of $6.1 million and the conversion of loans from immediate holding company of $1.9 million. Upon the completion of the capital raise, the Company allotted 5,086 ordinary shares and 10,172 warrants to Rhino Ventures. Both the ordinary shares and warrants are accounted for as equity instruments under IAS 32 and IFRS 9 and recognized by crediting share capital and warrant reserve, respectively. The warrants have a fair value of $6.7 million and $1.3 million being allocated to share capital with a total value recognized in reserves of $8.0 million. This capital raise triggered an anti-dilution clause in the Articles of Association which resulted in 151 preferred shares being issued to HBM IV, Inc.

●	In May 2024, maturity date of the loans from immediate holding company was extended to 30 September 2024. On 29 September 2024, the maturity date was further extended to 30 November 2024.
●

On July 15, 2024, Diginex Limited and Diginex Solutions (HK) Limited (“DSL”) completed a Transaction pursuant to a share exchange agreement (the “Share Exchange Agreement”), whereby the then existing shareholders of DSL (the “Original Shareholders”) transferred all of their shares in DSL to Diginex Limited, in consideration for Diginex Limited’s issuance of substantially the same securities to such shareholders in exchange for the securities of DSL held by Original Shareholders (the “Exchange”). Prior to the Exchange there were 16,756 ordinary shares of DSL issued and outstanding, 3,151 preferred shares of DSL issued and outstanding and 10,172 warrants of DSL issued and outstanding. In the Exchange, each of the securities of DSL were exchanged for substantially the same securities of Diginex Limited at an exchange ratio of one (1) ordinary share of DSL for four hundred and ten (410) Ordinary Shares of Diginex Limited, one (1) preferred share of DSL for four hundred and ten (410) Preferred Shares of Diginex Limited and one (1) warrant of DSL for four hundred and ten (410) warrants of Diginex Limited.

In connection with the Exchange, Diginex Limited and security holders of DSL consummated the following transactions (the “Ancillary Transactions”): (i) Diginex Limited issued $4.35 million new convertible loan notes to certain Original Shareholders in consideration for the cancellation of the then existing convertible loan notes issued by DSL and held by such Original Shareholders; (ii) Diginex Limited granted certain share options under the new share option plan that was adopted by Diginex Limited to the holders of the unexercised share options granted by DSL (the “Original Share Options”), in consideration for the cancellation of the Original Share Options held by such holders. At time of the Exchange there were 629,760 vested but unexercised share options and unvested share options exercisable for such number of Ordinary Shares equal to 1.3% of the issued and outstanding shares of the Company at the time of vesting and (iii) Diginex Limited granted certain warrants to purchase Ordinary Shares of Diginex Limited to the holders of the then existing warrants to purchase ordinary shares of DSL (the “Original Warrants”), in consideration for the cancellation of the Original Warrants held by such holders. The convertible loan notes will automatically convert into Ordinary Shares of Diginex Limited upon the effectiveness of this registration statement and whilst there is no automatic vesting of any unvested share options upon completion of this Offering the board of directors, at their discretion, do have the ability to accelerate vesting at any point. At the time of this registration statement there was no confirmation if the board of directors will accelerate vesting. The fair value of all unvested ESOP as of the date of this audit report is $1.8 million of which $0.5 million has been recognized in the financial statements at September 30, 2024.

Accordingly, upon consummation of the Exchange and the Ancillary Transactions (collectively the “Restructuring”), DSL became a wholly owned subsidiary of Diginex Limited, and the prior shareholders of DSL became shareholders of Diginex Limited. The remaining DSL security holders became security holders of Diginex Limited, in that they held Diginex Limited convertible loan notes, share options and warrants. Following, the closing of the Restructuring there is 6,869,961 Ordinary Shares of Diginex Limited issued and outstanding, 1,291,910 preferred shares of Diginex Limited issued and outstanding, 4,170,520 warrants issued and outstanding, $4.35 million new convertible loan notes issued and outstanding and 629,760 vested but non exercised shares options and unvested share options exercisable for such number of Ordinary Shares equal to 1.3% of the issued and outstanding shares of the Company at the time of vesting.

Following the Restructuring, on July 26, 2024, the Company completed a share subdivision (the “Share Subdivision”) such that, the authorized share capital of the Company was revised to be US$50,000 divided into 960,000,000 Ordinary Shares of US$0.00005 par value each and 40,000,000 preferred shares (the “Preferred Shares”), par value US$0.00005 per share. Prior to the Share Subdivision there were 6,869,961 ordinary shares and 1,291,910 preferred shares issued and outstanding, and after the Share Subdivision there are 13,739,922 Ordinary Shares and 2,583,820 Preferred Shares issued and outstanding.

During the Restructuring, a $1 million loan due from DSL to a related company, Diginex Holdings Limited, a company controlled by Rhino Ventures Limited, was converted into a $1 million convertible loan note of which Rhino Ventures Limited holds $517,535 of the principal amount of the convertible loan note and Working Capital Innovation Fund II L.P. holds $482,465 of the principal amount of the convertible loan note. The loan between DSL and Diginex Holdings Limited charged interest at 8% per annum and had a maturity date of December 31, 2024. The terms of the new convertible loan notes also charge interest at 8% per annum and had a maturity date of December 31, 2024. This $1 million convertible loan note forms part of the $4.35 million loan notes issued by Diginex Limited post the Restructuring.

On August 6, 2024 certain Employee Share Option Plan (“ESOP”) holders exercised their options and converted their options into Ordinary Shares. 501,840 employee share options were converted into 1,003,680 Ordinary Shares whilst 109,470 employee share options lapsed without being exercised. In addition, 368,826 employee share options were issued on July 31, 2024 with a fair value of $773,723. On August 21, 2024 employee share options were issued equating to 0.5% of the issued and outstanding shares of the Company at the time of vesting with a fair value of $182,660 The fair value of the options will be expensed on a straight-line basis over the vesting period, or earlier if the vesting period is accelerated by the board of directors, with a corresponding increase in equity (share option reserve). As of the date of these combined financial statements, the remaining employee share options are 41,945 vested but not exercised, 368,826 unvested employee share options and unvested employee share options exercisable for such number of Ordinary Shares equal to 1.7% of the issued and outstanding shares of the Company at the time of vesting and the aggregate fair value of all unvested employee share options is $1.8 million of which $0.2 million was recognized in the statement of profit or loss as of March 31, 2024. Prior to the exercise of 501,840 options on August 6, 2024 there were 13,739,922 Ordinary Shares and 2,583,820 Preferred Shares issued and outstanding, and after such exercise of 501,840 options there are 14,743,602 Ordinary Shares and 2,583,820 Preferred Shares issued and outstanding.

On August 3, 2024, Diginex Limited and HBM IV, Inc. entered into a Deed of Amendment to extend the maturity date of a $ 1 million convertible loan noted entered into between the parties on July 15, 2024 that had a maturity date of August 3, 2024. The maturity date has been extended to November 3, 2024.

On 30 September 2024, Rhino Ventures, Diginex Solutions (HK) Limited and Diginex Limited entered into an agreement whereby the outstanding loan between Diginex Solutions (HK) Limited and Rhino Ventures will, upon pricing of the Diginex Limited IPO, convert into ordinary shares of Diginex Limited. The loan will convert into Diginex Limited ordinary shares at the IPO price.